SCHEDULE OF INCOME TAX EXPENSE (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
PRC corporate income tax				$ 814	¥ 5,776	¥ 17,101
Deferred tax liabilities				(211)	(1,497)	(1,173)
Deferred tax assets, net				(4,996)	(35,469)
Income tax expense/(benefit)				(4,393)	(31,190)	15,928
Less: income tax expenses from the discontinued operations				132	934	2,623
Income tax provision	$ 834	¥ 6,063	¥ (23,814)	$ (4,261)	¥ (30,256)	¥ 18,551